Deferred Day 1 Profits or Losses (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Day One Profit Or Loss [Abstract]
Changes in deferred day one profits or losses [Table Text Block]

Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Beginning balance	13,422	7,416	25,463
New transactions	500	23,678	53,289
Amounts recognized in losses	(6,506)	(5,631)	(26,493)

Ending balance	7,416	25,463	52,259